Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt amounts outstanding
As at December 31, 2020 and December 31, 2019, we had the following debt amounts outstanding:

(In $ millions)	2020	2019
External debt agreements
Term Loan B	2,727.1	2,607.6
West Vela Facility	—	151.0
West Polaris Facility	—	114.9
Tender Rig Facility	—	18.6
Total external debt	2,727.1	2,892.1
Less: Debt balance held as subject to compromise	(2,727.1)	—
Debt balance not subject to compromise	—	2,892.1

Presentation of debt in balance sheet	The below tables show how the above balances are presented in the Consolidated Balance Sheets:

	Outstanding debt as at December 31, 2020
(In $ millions)	Principal outstanding	Debt Issuance Costs (1)	Total Debt
Debt held as subject to compromise	2,727.1	—	2,727.1
Total interest-bearing debt	2,727.1	—	2,727.1

	Outstanding debt as at December 31, 2019
(In $ millions)	Principal outstanding	Debt Issuance Costs	Total Debt
Debt due within twelve months	313.3	(11.9)	301.4
Long-term external debt	2,578.8	(2.0)	2,576.8
Total interest-bearing debt	2,892.1	(13.9)	2,878.2
(1) On filing for Chapter 11 on December 1, 2020 all unamortized debt issuance costs on under secured debt have been written off to "reorganization items, net" in our Consolidated Statement of Operations. For further details refer to Note 4 - "Chapter 11 Proceedings".